Blackstone	345 Park Avenue
28th Floor
New York, New York 10154
(212) 583-5000

September 4, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Multi-Strategy Fund (the “Fund”),
a series of Blackstone Alternative Investment Funds (the “Registrant”)
File Nos. 333-185238 and 811-22743

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated August 29, 2014, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 13) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on August 29, 2014 via EDGAR (Accession Number: 0001193125-14-327289).

If you have questions concerning this filing, please call me at (212) 583-5000.

Very truly yours,
/s/ Stephen Buehler
Stephen Buehler
Secretary